Other income (Tables)	12 Months Ended
Dec. 31, 2024
Other income
Schedule of other income

	2024	2023	2022

	(€ in thousands)
Net gain on divestment of intellectual property	—	2,931	—
Grant income	640	75	699
Other income	—	5	66
	640	3,011	765